Bonds Payable - Major Terms of Domestic Unsecured Bonds (Detail) $ in Millions	12 Months Ended
Dec. 31, 2019 TWD ($)
Domestic Unsecured Bonds Hundred One [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2011-09
Issuance ending period	2018-09
Coupon Rate	1.63%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred One [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 7,500.0
Domestic Unsecured Bonds Hundred Two [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2012-01
Issuance ending period	2019-01
Coupon Rate	1.46%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred Two [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 7,000.0
Domestic Unsecured Bonds Hundred And One One [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2012-08
Issuance ending period	2019-08
Coupon Rate	1.40%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One One [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 9,000.0
Domestic Unsecured Bonds Hundred And One Two [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2012-09
Issuance ending period	2019-09
Coupon Rate	1.39%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Two [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 9,000.0
Domestic Unsecured Bonds Hundred And One Three [member]
Bonds payable [line items]
Issuance starting period	2012-10
Issuance ending period	2022-10
Coupon Rate	1.53%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Three [member] | Taiwan [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 4,400.0
Domestic Unsecured Bonds Hundred And One Four [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2013-01
Issuance ending period	2018-01
Coupon Rate	1.23%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Four [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-01
Issuance ending period	2020-01
Coupon Rate	1.35%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Four [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-01
Issuance ending period	2023-01
Coupon Rate	1.49%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And One Four [member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 10,600.0
Domestic Unsecured Bonds Hundred And One Four [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	10,000.0
Domestic Unsecured Bonds Hundred And One Four [member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,000.0
Domestic Unsecured Bonds Hundred And Two One [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2013-02
Issuance ending period	2018-02
Coupon Rate	1.23%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two One [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-02
Issuance ending period	2020-02
Coupon Rate	1.38%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two One [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-02
Issuance ending period	2023-02
Coupon Rate	1.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two One [member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 6,200.0
Domestic Unsecured Bonds Hundred And Two One [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	11,600.0
Domestic Unsecured Bonds Hundred And Two One [member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,600.0
Domestic Unsecured Bonds Hundred And Two Two [member] | Tranche A [member]
Bonds payable [line items]
Issuance starting period	2013-07
Issuance ending period	2020-07
Coupon Rate	1.50%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Two [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-07
Issuance ending period	2023-07
Coupon Rate	1.70%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Two [member] | Taiwan [member] | Tranche A [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 10,200.0
Domestic Unsecured Bonds Hundred And Two Two [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 3,500.0
Domestic Unsecured Bonds Hundred And Two Three [member] | Tranche B [member]
Bonds payable [line items]
Issuance starting period	2013-08
Issuance ending period	2019-08
Coupon Rate	1.52%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Three [member] | Taiwan [member] | Tranche B [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 8,500.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche C [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2019-03
Coupon Rate	1.60%
Repayment and Interest Payment	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche D [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2021-03
Coupon Rate	1.85%
Repayment and Interest Payment	Bullet repayment; interest payable annually (interest for the six months prior to maturity will accrue on the basis of actual days and be repayable at maturity)
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche E [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2023-03
Coupon Rate	2.05%
Repayment and Interest Payment	The same as above
Domestic Unsecured Bonds Hundred And Two Four [member] | Tranche F [member]
Bonds payable [line items]
Issuance starting period	2013-09
Issuance ending period	2023-09
Coupon Rate	2.10%
Repayment and Interest Payment	Bullet repayment; interest payable annually
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche C [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 1,400.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche D [member]
Bonds payable [line items]
Domestic unsecured bonds	2,600.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche E [member]
Bonds payable [line items]
Domestic unsecured bonds	5,400.0
Domestic Unsecured Bonds Hundred And Two Four [member] | Taiwan [member] | Tranche F [member]
Bonds payable [line items]
Domestic unsecured bonds	$ 2,600.0